Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Dec. 22, 2017	Feb. 24, 2018	Feb. 24, 2018	Aug. 26, 2017
Liabilities
TRA liability		$ 27,290	$ 27,290	$ 25,675
Change in fair value of contingent consideration	$ 4,700	(3,668)	(3,026)
Level 1
Liabilities
TRA liability		0	0	0
Level 2
Liabilities
TRA liability		0	0	0
Level 3
Liabilities
TRA liability		$ 27,290	$ 27,290	$ 25,675